QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of InvestmentsApril 30, 2026 (unaudited)

		Shares	Value
99.86%	COMMON STOCKS
4.00%	COMMUNICATION SERVICES
	Spotify Technology SA ADR(A)	1,347	$601,503
	AT&T, Inc.	35,018	915,020
	Charter Communications, Inc.(A)	2,225	367,503
	Trump Media & Technology Group Corp.(A)	10,474	95,837
	Electronic Arts, Inc.	2,214	448,047
	Fox Corp. Class A	3,847	244,246
	Fox Corp. Class B	3,629	206,926
	Live Nation Entertainment(A)	1,020	161,099
	News Corp. Class A	5,547	145,997
	News Corp. Class B	5,072	154,595
	Newsmax, Inc.(A)	17,519	110,370
	Omnicom Group, Inc.	6,560	503,283
	Paramount Skydance Corp.	5,134	52,572
	Pinterest, Inc.(A)	10,739	211,129
	T-Mobile US, Inc.	6,547	1,279,938
	Take-Two Interactive(A)	1,523	325,556
			5,823,621

11.24%	CONSUMER DISCRETIONARY
	Garmin Ltd. ADR	2,832	711,228
	Aptiv plc ADR(A)	907	54,656
	Royal Caribbean Cruises ADR	568	149,816
	Advance Auto Parts	228	13,568
	Airbnb, Inc.(A)	6,711	941,956
	Autozone, Inc.(A)	114	422,259
	Bath & Body Works, Inc.	1,004	19,518
	Best Buy Co., Inc.	794	48,029
	Booking Holdings, Inc.	6,083	1,024,134
	Borg-Warner, Inc.	1,016	57,882
	DR Horton, Inc.	908	139,705
	Darden Restaurants, Inc.	457	91,656
	Domino’s Pizza, Inc.	114	38,694
	DoorDash, Inc.(A)	3,561	600,563

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

	Shares	Value
eBay, Inc.	1,907	$197,336
Etsy, Inc.(A)	1,363	87,695
Expedia Group, Inc.	2,393	594,349
Ford Motor Co.	14,115	170,509
Genuine Parts Co.	570	61,121
Hasbro, Inc.	230	22,043
Hilton Worldwide Holdings, Inc.	907	293,931
Home Depot, Inc.	5,460	1,795,248
Kohl’s Corp.	4,206	59,599
LKQ Corp.	678	21,411
Las Vegas Sands Corp.	1,361	74,324
Lennar Corp.	678	61,223
Lithia Motors, Inc.	467	135,486
MGM Resorts International(A)	2,835	110,395
Macy’s, Inc.	6,742	131,806
Marriott International Class A	2,184	789,931
McDonald’s Corp.	4,389	1,288,567
O’Reilly Automotive, Inc.(A)	7,441	739,635
PVH Corp.	227	20,757
Phinia, Inc.	213	15,368
Pool Corp.	114	24,318
Pulte Group, Inc.	343	41,969
RH(A)	1,805	238,188
Polo Ralph Lauren Corp.	113	40,526
Ross Stores, Inc.	2,827	643,962
Smith & Wesson Brands, Inc.	11,826	183,776
Sturm Ruger & Co., Inc.	3,554	154,173
TJX Companies, Inc.	9,247	1,449,467
Tapestry, Inc.	682	98,917
Tesla, Inc.(A)	4,979	1,900,136
Tractor Supply Co.	4,430	155,493
Ulta Beauty, Inc.(A)	115	61,810
Under Armour, Inc. Class A(A)	8,161	51,333
Under Armour, Inc. Class C(A)	9,268	56,257
Wayfair, Inc.(A)	1,422	90,908

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
	Williams-Sonoma, Inc.	515	$93,323
	Wynn Resorts Ltd.	338	36,203
	Yum! Brands, Inc.	351	56,037
	Versigent plc ADR(A)	303	10,596
			16,371,790
5.87%	CONSUMER STAPLES
	Altria Group, Inc.	5,395	391,947
	Archer-Daniels-Midland Co.	1,775	132,308
	Brown-Forman Corp. Class B	689	17,756
	Church & Dwight Co.	568	55,130
	Clorox Co./The	107	10,319
	Colgate-Palmolive Co.	2,997	255,824
	Constellation Brands, Inc.	903	141,392
	Dollar General Corp.	1,035	119,936
	Dollar Tree, Inc.(A)	563	54,673
	General Mills, Inc.	1,362	48,092
	Hershey Company/The	343	63,709
	Kimberly-Clark Corp.	793	78,055
	Kraft Heinz Co./The	2,154	48,810
	Kroger Co.	793	53,980
	Estee Lauder Cos. Class A	568	43,571
	McCormick & Co., Inc.(B)	454	23,081
	Mondelez International Inc. Class A	7,490	460,186
	Monster Beverage Corp.(A)	4,302	331,555
	PepsiCo, Inc.	7,096	1,124,645
	Philip Morris International, Inc.	6,037	996,528
	Procter & Gamble Co./The	6,282	924,019
	Sysco Corp.	546	40,792
	Walmart, Inc.	23,717	3,128,984
			8,545,292

3.47%	ENERGY
	Schlumberger NV ADR	4,297	244,413
	Baker Hughes Co.	2,376	165,536
	Chevron Corp.	4,451	860,423
	ConocoPhillips	2,494	313,695

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
	EOG Resources, Inc.	1,246	$175,150
	Exxon Mobil Corp.	15,245	2,352,761
	Halliburton Co.	2,262	95,683
	Kinder Morgan, Inc.	5,208	171,187
	Marathon Petroleum Corp.	1,122	278,581
	Occidental Petroleum Corp.	2,269	137,456
	Oneok, Inc.	1,016	93,939
	Williams Cos., Inc.	2,149	163,990
			5,052,814
11.86%	FINANCIALS
	Invesco Ltd. ADR	345	9,042
	Chubb Ltd. ADR	1,719	562,113
	Willis Towers Watson plc ADR	343	87,877
	Aon plc ADR	568	177,017
	Aflac, Inc.	680	77,296
	American International Group	798	59,690
	Ameriprise Financial, Inc.	458	217,454
	Bank of New York Mellon	1,108	148,882
	Berkshire Hathaway Class B(A)	4,995	2,365,632
	Blackstone, Inc.	2,984	374,731
	CBOE Global Markets, Inc.	1,224	367,310
	CME Group, Inc.	2,548	733,365
	Capital One Financial Corp.	3,741	715,653
	Cincinnati Financial Corp.	457	74,765
	Citigroup, Inc.	8,471	1,084,119
	Citizens Financial Group	1,923	125,091
	Coinbase Global, Inc.(A)	1,003	188,333
	East West Bancorp, Inc.	1,324	167,446
	Fidelity National Information Services, Inc.	1,922	89,431
	Fifth Third Bancorp	3,171	160,960
	Fiserv, Inc.(A)	2,538	159,006
	Franklin Resources, Inc.	676	20,260
	Arthur J Gallagher & Co.	229	47,266
	Global Payments, Inc.	2,027	145,863
	Hartford Financial Services Group, Inc.	795	108,764

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
	Huntington Bancshares	3,512	$58,861
	Intercontinental Exchange	3,191	504,465
	KKR & Co., Inc.	1,893	197,516
	Keycorp	2,379	52,600
	Loews Corp.	558	62,836
	MSCI, Inc.	116	68,604
	MarketAxess Holdings, Inc.	114	17,920
	Marsh & McLennan Cos, Inc.	1,488	249,552
	Mastercard, Inc. Class A	4,138	2,081,083
	MetLife, Inc.	4,016	321,682
	Moody’s Corporation	1,141	526,971
	Morgan Stanley	3,206	611,032
	Northern Trust Corp.	905	150,538
	The PNC Financial Services Group, Inc.	2,073	462,279
	T Rowe Price Group, Inc.	795	81,790
	Principal Financial Group, Inc.	455	45,914
	Prudential Financial, Inc.	458	44,934
	Raymond James Financial	681	107,816
	Regions Financial Corp.	4,074	116,313
	Robinhood Markets, Inc.(A)	2,156	157,151
	Rocket Cos, Inc.	8,357	122,179
	S&P 500 Global, Inc.	1,588	684,793
	Charles Schwab Corp./The	3,125	286,375
	State Street Corp.	1,359	207,710
	Synchrony Financial	229	17,450
	Travelers Companies, Inc./The	235	71,708
	Truist Financial Corp.	5,432	279,748
	US Bancorp	6,630	375,656
	Wells Fargo & Co.	12,581	1,034,536
			17,267,378

8.08%	HEALTH CARE
	Medtronic plc ADR	4,220	341,693
	Abbott Laboratories	5,717	519,046
	Abbvie, Inc.	5,854	1,237,067

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

	Shares	Value
Agilent Technologies, Inc.	568	$65,632
Cencora, Inc.	681	209,755
Amgen, Inc.	935	323,744
Elevance Health, Inc.	548	206,278
Becton Dickinson & Co.	795	118,487
Biogen, Inc.(A)	134	25,364
Boston Scientific Corp.(A)	4,245	244,554
Bristol-Myers Squibb Co.	7,798	472,481
Cigna Group/The	1,165	338,526
CVS Health Corp.	2,271	189,152
Cardinal Health, Inc.	675	130,194
Centene Corp.(A)	1,243	66,737
Cooper Cos., Inc.(A)	456	28,682
Danaher Corp.	1,783	319,068
Dexcom, Inc.(A)	912	54,310
Edwards Lifescience Corp.(A)	1,589	132,682
Embecta Corp.	130	1,190
Fortrea Holdings, Inc.(A)	228	2,622
GE Healthcare Technologies	1,033	62,848
Gilead Sciences, Inc.	1,258	164,597
Grail, Inc.(A)	82	4,467
HCA Healthcare, Inc.	337	146,410
Humana, Inc.	790	186,788
Idexx Laboratories, Inc.(A)	116	65,053
Illumina, Inc.(A)	454	57,540
Incyte Corp.(A)	345	32,868
Intuitive Surgical, Inc.(A)	1,507	689,618
Iqvia Holdings, Inc.(A)	453	71,742
Labcorp Holdings, Inc.	228	58,550
Eli Lilly & Co.	2,219	2,073,877
McKesson Corp.	575	468,740
Merck & Company, Inc.	8,600	938,948
Mettler-Toledo International, Inc.(A)	1	1,277
Regeneron Pharmaceuticals, Inc.	345	243,936
ResMed, Inc.	230	49,176

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
	Solventum Corp.(A)	223	$15,021
	Stryker Corp.	1,032	325,214
	Thermo Fisher Scientific, Inc.	1,049	502,429
	Veeva Systems, Inc. Class A(A)	220	34,313
	Vertex Pharmaceuticals(A)	810	346,178
	ICON plc(A)	107	33,088
	Zimmer Biomet Holdings	350	28,850
	Zoetis, Inc.	1,125	129,341
			11,758,133

11.61%	INDUSTRIALS
	Canadian Pacific Kansas City Southern ADR	2,274	197,747
	RB Global, Inc. ADR	2,343	244,375
	Eaton Corp. plc	2,161	935,735
	Trane Technologies plc ADR	565	278,285
	Johnson Controls International ADR	2,986	436,046
	American Airlines Group(A)	5,886	68,925
	Amentum Holdings, Inc.(A)	357	9,364
	Ametek, Inc.	451	106,210
	Automatic Data Processing, Inc.	1,608	340,800
	Boeing Co./The(A)	789	180,705
	Broadridge Financial Solutions, Inc.	342	52,661
	Builders FirstSource, Inc.(A)	1,031	81,542
	CH Robinson Worldwide, Inc.	345	62,724
	CSX Corp.	6,788	308,379
	Carrier Global Corp.	1,246	83,694
	Caterpillar, Inc.	1,718	1,529,209
	Cintas Corp.	2,297	401,309
	Copart, Inc.(A)	16,230	537,375
	Cummins, Inc.	568	381,134
	Deere & Co.	1,302	768,011
	Emerson Electric Co.	2,062	289,587
	Equifax, Inc.	341	59,314
	Expeditors International of Washington, Inc.	456	67,438

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

	Shares	Value
Fastenal Co.	3,402	$152,852
FedEx Corp.	681	274,654
Fortive Corporation	797	47,653
GE Vernova LLC	560	606,738
General Dynamics Corp.	334	114,996
General Electric Co.	3,213	931,545
Grainger WW, Inc.	115	133,555
Honeywell International	2,626	562,831
JB Hunt Transport Services, Inc.	114	28,674
Illinois Tool Works, Inc.	681	175,705
Ingersoll Rand, Inc.	908	72,513
Jacobs Solutions, Inc.	338	43,741
L3Harris Technologies, Inc.	682	218,615
Lockheed Martin Corp.	799	413,858
Lyft, Inc.(A)	4,601	65,104
Norfolk Southern Corp.	241	76,115
Northrop Grumman Corp.	455	263,663
Old Dominion Freight	458	97,293
Otis Worldwide Corp.	676	52,647
PACCAR, Inc.	1,563	185,684
Parker-Hannifin Corp.	342	311,022
Paychex, Inc.	1,134	105,042
Paycom Software, Inc.	114	14,451
Quanta Services, Inc.	114	82,966
RTX Corp.	4,590	808,161
Republic Services, Inc.	2,288	478,695
Rockwell Automation, Inc.	114	46,616
Southwest Airlines Co.	2,266	85,927
3M Co.	895	131,135
Transdigm Group, Inc.	114	132,238
Uber Technologies, Inc.(A)	11,032	823,098
Union Pacific Corp.	2,057	554,320
United Airlines Holdings(A)	2,256	203,040
UPS, Inc. Class B	2,028	220,646
Veralto Corp.	878	77,440
Verisk Analytics, Inc.	827	152,573

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
	Wabtec Corp.	451	$121,720
	Waste Management, Inc.	2,554	593,933
	Xylem, Inc.	229	27,059
			16,909,087

23.36%	INFORMATION TECHNOLOGY - HARDWARE
	TE Connectivity plc ADR	1,136	240,446
	NXP Semiconductors NV ADR	998	293,003
	Advanced Micro Devices(A)	4,270	1,513,672
	Amphenol Corp. Class A	3,662	539,303
	Analog Devices, Inc.	2,717	1,092,940
	Broadcom, Inc.	10,673	4,455,230
	Ciena Corp.(A)	1,768	932,761
	Cisco Systems, Inc.	38,563	3,528,514
	Corning, Inc.	8,945	1,469,127
	HP, Inc.	5,305	110,662
	Intel Corp.(A)	12,978	1,226,161
	Jabil, Inc.	1,615	545,046
	Keysight Technologies, Inc.(A)	454	158,859
	Lam Research Corp.	4,503	1,161,144
	Microchip Technology, Inc.	1,134	105,360
	Micron Technology, Inc.	2,641	1,365,820
	Motorola Solutions, Inc.	2,165	950,500
	Nvidia Corp.	59,099	11,794,387
	Qualcomm, Inc.	4,223	758,366
	Ralliant Corp.	264	11,996
	Roper Technologies, Inc.	1,041	369,357
	Texas Instruments, Inc.	3,537	994,180
	Ubiquiti, Inc.	402	406,828
			34,023,662

14.76%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	3,088	551,856
	Seagate Technology Holdings plc ADR	560	377,238
	Adobe, Inc.(A)	2,393	588,917
	Applied Materials, Inc.	3,685	1,453,696

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
	AppLovin Corp.(A)	522	$232,995
	Arista Networks, Inc.(A)	11,120	1,920,535
	Autodesk, Inc.(A)	1,257	297,909
	CDW Corp.	343	46,960
	Cadence Design Systems(A)	1,947	641,712
	Cognizant Tech Solutions	4,022	212,764
	CrowdStrike Holdings, Inc.(A)	595	265,221
	Fair Isaac Corp.(A)	132	135,300
	F5, Inc.(A)	1,130	366,007
	Fortinet, Inc.(A)	2,255	190,119
	Gartner Group, Inc.(A)	452	67,117
	Hewlett-Packard Enterprise	13,632	392,193
	Intuit, Inc.	1,689	656,176
	KLA Corp.	605	1,058,962
	Manhattan Associates, Inc.(A)	696	95,971
	Microsoft Corp.	16,538	6,743,866
	Oracle Corp.	7,848	1,266,589
	Palantir Technologies Inc.(A)	4,910	683,030
	Palo Alto Networks, Inc.(A)	3,133	561,810
	Qnity Electronics, Inc.	386	54,295
	ServiceNow, Inc.(A)	5,871	518,468
	Synopsys, Inc.(A)	1,380	665,988
	Tyler Technologies, Inc.(A)	109	37,184
	Verisign, Inc.	3,303	887,384
	Viasat, Inc.(A)	3,851	253,819
	Workday, Inc. Class A(A)	995	121,788
	Zebra Technologies Corp.(A)	675	152,726
			21,498,595
1.73%	MATERIALS
	Smurfit Kappa Group plc ADR	568	21,806
	Linde plc ADR	388	194,442
	Amcor plc ADR	1,019	38,763
	LyondellBasell Industries NV ADR	677	50,504
	Air Products and Chemicals, Inc.	684	205,234
	Albemarle Corp.	114	22,424

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
	Ball Corporation	1,134	$69,265
	Celanese Corp. Class A	115	7,792
	Corteva, Inc.	2,268	183,731
	Dow, Inc.	903	36,562
	Dupont de Nemours, Inc.	775	35,386
	Ecolab, Inc.	797	207,698
	FMC Corp.	115	1,769
	Freeport-McMoran, Inc.	5,437	314,150
	International Flavors & Fragrance, Inc.	227	15,935
	International Paper Co.	1,587	48,277
	Mosaic Co./The	905	21,059
	Newmont Goldcorp Corp.	2,151	238,955
	Nucor Corp.	789	177,754
	Olin Corp.	6,832	194,575
	PPG Industries, Inc.	681	73,889
	Packaging Corp. of America	229	48,880
	Sherwin-Williams Co./The	682	219,338
	Solstice Advanced Materials, Inc.	657	53,841
	Sylvamo Corp.	122	5,213
	Vulcan Materials Co.	114	34,398
			2,521,640

1.71%	REAL ESTATE
	Alexandria Real Estate Equities, Inc. REIT	230	9,317
	American Tower Corporate REIT	1,262	230,580
	AvalonBay Communities, Inc. REIT	343	62,769
	CBRE Group, Inc.(A)	1,359	193,970
	Crown Castle, Inc. REIT	1,249	110,886
	Digital Realty Trust, Inc. REIT	794	159,546
	Equinix, Inc. REIT	344	372,494
	Equity Residential REIT	1,021	66,753
	Extra Space Storage, Inc. REIT	115	16,483
	Host Hotels & Resorts, Inc. REIT	1,352	28,568

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
	Mid-America Apartment Communities REIT	115	$14,856
	Millrose Properties, Inc. REIT	333	10,213
	Prologis, Inc. REIT	3,688	523,770
	Public Storage REIT	567	171,489
	Realty Income Corp. REIT	554	35,589
	SBA Communications Corp. REIT	106	23,447
	Simon Property Group, Inc. REIT	564	114,892
	Ventas, Inc. REIT	675	59,306
	Welltower, Inc. REIT	1,134	246,464
	Weyerhaeuser Co. REIT	1,809	44,357
			2,495,749

2.17%	UTILITIES
	AES Corp.	675	9,754
	Ameren Corp.	102	11,592
	American Electric Power, Inc.	462	63,345
	American Water Works Co.	229	29,408
	CenterPoint Energy, Inc.	1,132	49,412
	Consolidated Edison, Inc.	112	12,487
	Constellation Energy Corp.	455	142,415
	DTE Energy Co.	458	69,474
	Dominion Energy, Inc.	659	42,506
	Duke Energy Corp.	1,457	188,754
	Edison International	897	62,333
	Eversource Energy	907	64,125
	Exelon Corp.	1,110	51,049
	FirstEnergy Corp.	1,475	70,092
	NextEra Energy, Inc.	8,922	873,285
	Public Service Enterprise Group, Inc.	1,246	101,748
	Sempra Energy	482	45,848
	Southern Company/The	11,086	1,072,016
	WEC Energy Group	684	80,671
	Xcel Energy, Inc.	1,360	112,812
			3,153,126

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
99.86%	TOTAL COMMON STOCKS
	(Cost: $106,180,681)		$145,420,887

0.00%	WARRANTS
	Sycamore Partners LLC-CVR(A)(C)	2,868	—
	TPG, Inc. - CVR(A)(C)	334	—

0.00%	TOTAL WARRANTS
	(Cost: $0)		—

99.86%	TOTAL INVESTMENTS
	(Cost: $106,180,681)		145,420,887
0.14%	Other assets, net of liabilities		209,521
100.00%	NET ASSETS		$ 145,630,408

(A)Non-income producing

(B)Non-voting shares

(C)Level 3 security

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

CVR - Contigent Value Right

QUARTERLY REPORT

AMERICAN CONSERVATIVE VALUES ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs		Total
Assets
Common Stocks	$145,420,887	$—	$—		$145,420,887
Warrants	—	—	—	*	—
	$145,420,887	$—	$—		$145,420,887

*The Level 3 securities have zero value.

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $106,180,681, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$46,262,511
Gross unrealized depreciation	(7,022,305)
Net unrealized appreciation	$39,240,206